iShares®

iShares Trust

Supplement dated March 12, 2010

to the Prospectus and Statement of Additional Information (the “SAI”)

each dated November 16, 2009 (as revised December 1, 2009)

for the iShares S&P India Nifty 50 Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI.

Effective March 12, 2010, the Standard Creation/Redemption Transaction Fee for the Fund is $2,500.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
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